Cover	12 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Logitech International S.A.
Entity Central Index Key	0001032975